BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

NOTE 6 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into two contracts, one in fiscal 2010 and one in fiscal 2011 for construction of rack and rail-based parking systems and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at December 31, 2011 and September 30, 2011 is as follows:

	December 31, 2011	September 30, 2011
Costs in excess of billings:	(Unaudited)
Earnings on billings to date	$2,234,555	$2,105,478
Less: Billings	(1,584,265)	(1,584,265)
Total costs in excess of billings	$650,290	$521,213

	December 31, 2011	September 30, 2011
Billings in excess of costs:	(Unaudited)
Earnings on billings to date	$72,702	$-
Less: Billings	(100,000)	-
Total (billings in excess of costs)	$(27,298)	$-

NOTE 7 – BILLINGS IN EXCESS OF COSTS/COSTS IN EXCESS OF BILLINGS

The Company entered into a contract in 2010 for the construction of a rack and rail-based parking system and is recognizing revenue on the percentage of completion method.

Information with respect to uncompleted contracts at September 30, 2011 and September 30, 2010 are as follows:
	2011	2010

Earnings on work in progress	$2,105,478	$718,530
Less: Billings	1,584,265	766,716
Costs in excess of billings/(Billings in excess of costs)	$521,213	$(48,186)